Loans (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	$ 3,125	$ 0
Unpaid principal balance	3,125	0
Related allowance	954	0
Average principal loan balance	9	0
Interest income recognized	0	2,288
Private Corporation [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	3,125	0
Unpaid principal balance	3,125	0
Related allowance	954	0
Average principal loan balance	9	0
Interest income recognized	$ 0	$ 2,288